SELECTED STATEMENTS OF OPERATIONS DATA	6 Months Ended
Jun. 30, 2017
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
SELECTED STATEMENTS OF OPERATIONS DATA
NOTE 7: -	SELECTED STATEMENTS OF OPERATIONS DATA

a	Financial income (expenses), net:

	Six months ended June 30
	2017	2016
	Unaudited

Financial income:
Foreign currency translation adjustments	$193	$629
Interest from banks	257	216

	450	845

Financial expenses:
Interest and bank charges	(36)	(13)
Foreign currency translation adjustments	(264)	(96)

	(300)	(109)

Financial income, net	$150	$736

b.	Net (loss) income - per share:

The following table sets forth the computation of basic and diluted net income per share:

	Six months ended June 30
	2017	2016
	Unaudited
Numerator:

Numerator for basic net (loss) income per share	$(540)	$2,650

Denominator:

Denominator for diluted net (loss) income per share - weighted average number of Ordinary Shares	11,673,240	9,322,930

Effect of dilutive securities:
Outstanding options and RSU's	-	410,107

Denominator for diluted net (loss) income per share - adjusted weighted average number of Ordinary Shares	11,673,240	9,733,037